Income taxes - Income tax expenses in profit or loss and other comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current
PRC income tax expenses	¥ 165,517	¥ 122,576	¥ 108,545
Deferred
PRC income tax expenses	(162)	(652)	168
Income tax expenses on continuing operations for the year	165,355	121,924	108,713
Discontinued operations.
Deferred
Income tax expenses arising on the profit from discontinued operations	¥ 1,614	¥ 0	¥ 0